UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

					     Form 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12.31.12
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): 	[ ] is a restatement.

         				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Glaxis Capital Management, LLC

Address:	443 John Ringling Blvd, Suite G
		Sarasota, FL 34236

Form 13F File Number: 28-14717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Andrew J. Copa
Title: 		Chief Compliance Officer
Phone:  	941.556.5333

Signature, Place, and Date of Signing:

Andrew J. Copa		Sarasota, Florida				2.06.13

Report Type ( Check only one):

[X]   	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]  	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 				0

Form 13F Information Table Entry Total: 			21

Form 13F Information Table Value Total: 			$16,929 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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					FORM 13F INFORMATION TABLE

Column 1		Column 2Column 3	Column 4	Column 5	Column 6  	Column 7Column 8
Name			Title ofCUSIP		Value	SHRS OR	SH/	Put/	Investment	Other	Voting Authority
of Issuer		Class			(x1000)	PRN AMT	PRN	Call	Discretion	Manager	Sole	Shared	None

ABBOTT LABS		COM	002824 10 0	524	8000	SH		Sole			8000
THE ADT CORPORATION 	COM	00101J 10 6	930	20000	SH		Sole			20000
AIRCASTLE LTD		COM	G0129K 10 4	473	37700	SH		Sole			37700
AKAMAI TECHNOLOGIES INC	COM	00971T 10 1	1432	35000	SH		Sole			35000
AMERICAN INTL GROUP INC	COM NEW	026874 78 4	1624	46000	SH		Sole 			46000
CURRENCYSHS JAPANESE YENPUT	23130A 95 2	23	155000	SH	Put	Sole			155000
FIFTH STREET FINANCE CORCOM	31678A 10 3	631	60530	SH		Sole			60530
HCA HOLDINGS INC	COM	40412C 10 1	1146	38000	SH		Sole			38000
HOLLYFRONTIER CORP	COM	436106 10 8	521	11200	SH		Sole			11200
HOME LN SERVICING SOLUT	ORD SHS	G6648D 10 9	2141	113300	SH		Sole			113300
ITC HLDGS CORP		COM	465685 10 5	1102	14333	SH		Sole			14333
KINDER MORGAN INC DEL	COM	49456B 10 1	200	5670	SH		Sole			5670
MARATHON PETE CORP	COM	56585A 10 2	630	10000	SH		Sole			10000
MEDLEY CAP CORP		COM	58503F 10 6	245	16800	SH		Sole			16800
PBF ENERGY INC		CL A	69318G 10 6	2166	74550	SH		Sole			74550
PENNANTPARK INVT CORP	COM	708062 10 4	515	46800	SH		Sole			46800
PHILLIPS 66 		COM	718546 10 4	690	13000	SH		Sole			13000
SPDR GOLD TRUST		GOLD SHS78463V 10 7	810	5000	SH		Sole			5000
TESORO CORP		COM	881609 10 1	441	10000	SH		Sole			10000
TW TELECOM INC		COM	87311L 10 4	255	10000	SH		Sole			10000
WATSON PHARMACEUTICALS 	COM	942683 10 3	430	5000	SH		Sole			5000


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